Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash		¥ 1
Bank balances	¥ 7,651	1,349
Cash and cash equivalents	¥ 7,651	¥ 1,350